Stock-Based Compensation Plans (Schedule Of Total Stock Option And Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation Plans [Abstract]
Stock Options, Number of Shares, Outstanding at January 1,2014	2,167,412
Stock Options, Number of Shares, Granted	410,800	329,274	442,350
Stock Options, Number of Options, Exercised/Vested	(803,170)
Stock Options, Number of Options, Canceled/Forfeited	(6,868)
Stock Options, Number of Shares, Outstanding at December 31, 2014	1,768,174	2,167,412
Stock Options, Number of Shares, Vested and expected to vest at December 31, 2014	1,768,174
Stock Options, Number of Options, Exercisable at December 31, 2014	997,632
Stock Options,Weighted Average Exercise Price, Outstanding at January 1,2014	$ 61.63
Stock Options, Weighted Average Exercise Price, Granted	$ 106.59
Stock Options, Weighted Average Exercise Price, Exercised/Vested	$ 59.26
Stock Options, Weighted Average Exercise Price, Canceled/Forfeited	$ 65.89
Stock Options,Weighted Average Exercise Price, Outstanding at December 31, 2014	$ 73.14	$ 61.63
Stock Options, Weighted Average Exercise Price, Vested and expected to vest at December 31,2014	$ 73.14
Stock Options, Weighted Average Exercise Price, Exercisable at December 31, 2014	$ 61.38
Stock Options, Weighted Average Remaining Contractual Life, Outstanding at December 31, 2014	7 years
Stock Options, Weighted Average Remaining Contractual Life, Vested and expected to vest at December 31, 2014	7 years
Stock Options, Weighted Average Remaining Contractual Life, Exercisable at December 31, 2014	5 years 3 months 18 days
Stock Options, Aggregate Intrinsic Value, Outstanding at December 31, 2014	$ 59,065
Stock Options, Aggregate Intrinsic Value, Vested and dxpected to vest at December 31, 2014	59,065
Stock Options, Aggregate Intrinsic Value, Exercisable at December 31, 2014	$ 45,048
Stock Awards, Number of Shares, Outstanding at January 1, 2014	281,558
Stock Awards, Number of Shares, Granted	29,833	69,322	103,172
Stock Awards, Number of Shares, Exercised/Vested	(54,905)
Stock Awards, Number of Shares, Canceled/Forfeited	(59,277)
Stock Awards, Number of Shares, Outstanding at December 31, 2014	197,209	281,558
Stock Awards, Number of Shares, Vested and expected to vest at December 31, 2014	197,209
Stock Awards, Weighted Average Grant-Date Price, Outstanding at January 1, 2014	$ 56.93
Stock Awards, Weighted Average Grant-Date Price, Granted	$ 94.16	$ 74.60	$ 41.49
Stock Awards, Weighted Average Grant-Date Price, Exercised/Vested	$ 56.64
Stock Awards, Weighted Average Grant-Date Price, Canceled/Forfeited	$ 26.49
Stock Awards, Weighted Average Grant-Date Price, Outstanding at December 31, 2014	$ 71.79	$ 56.93
Stock Awards, Weighted Average Exercise Price, Vested and expected to vest at December 31, 2014	$ 71.79